ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of components of accumulated other comprehensive loss, net of taxes

	2017	2016
Balance, beginning of period	$(14,426)	$(7,978)
Foreign currency translation adjustments	5,416	(4,891)
Gain (loss) on long term intercompany balances	6,534	(1,557)
	$(2,476)	$(14,426)